Securities-Projected Weighted-Average Default Rates and Loss Severities (Detail) (Recent Vintage)	Dec. 31, 2014	Dec. 31, 2013
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate (percent)	38.00%	40.00%
Severity (percent)	58.00%	57.00%
Subprime
Gain (Loss) on Investments [Line Items]
Default rate (percent)	55.00%	58.00%
Severity (percent)	74.00%	71.00%
Prime
Gain (Loss) on Investments [Line Items]
Default rate (percent)	23.00%	22.00%
Severity (percent)	42.00%	42.00%